W&R Target Funds, Inc.

Supplement dated August 8, 2006
to the
Prospectus dated May 1, 2006
and supplemented July 12, 2006

The following supplements the information in the section entitled The Management of the Portfolios:

Regulatory Matters

On July 24, 2006, WRIMCO, Waddell & Reed, Inc. and Waddell & Reed Services Company (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds' Boards of Directors and shareholders regarding the market timing activity and Waddell & Reed's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by the Waddell & Reed Advisors Funds and by W&R Target Funds, Inc. (the Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions (please see footnote 1 to the Portfolios' Fees and Expenses tables); bear the costs of an independent fee consultant to be retained by the Funds to review and consult regarding the Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Fund shareholders. The NYAG Settlement also effectively requires that the Funds implement certain governance measures designed to maintain the independence of the Funds' Boards of Directors and appoint an independent compliance consultant responsible for monitoring the Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, requires Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds' Disinterested Directors. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts. However, as noted above, the SEC Order makes certain findings with respect to market timing activities in some of the Waddell & Reed Advisors Funds only. Accordingly, it is not expected that shareholders of W&R Target Funds, Inc. will receive distributions of settlement monies.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order will be available on the SEC's website at http://www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

The following replaces the corresponding fee information in the section entitled Fees and Expenses for Asset Strategy Portfolio:

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses[1]	1.03%
1A reduction in the Portfolio's management fee rate pursuant to a management fee waiver becomes effective October 1, 2006, and will remain in effect through October 1, 2011. If this reduction had been in effect for the Portfolio's fiscal year ended December 31, 2005, the Management Fees would have been 0.69% and the Total Annual Portfolio Operating Expenses would have been 1.02%.

The following replaces the corresponding fee information in the section entitled Fees and Expenses for Bond Portfolio:
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.53%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses[1]	0.86%
1A reduction in the Portfolio's management fee rate pursuant to a management fee waiver becomes effective October 1, 2006, and will remain in effect through October 1, 2011. If this reduction had been in effect for the Portfolio's fiscal year ended December 31, 2005, the Management Fees would have been 0.49% and the Total Annual Portfolio Operating Expenses would have been 0.82%.

The following replaces the corresponding fee information in the section entitled Fees and Expenses for Core Equity Portfolio:
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses[1]	1.01%
1A reduction in the Portfolio's management fee rate pursuant to a management fee waiver becomes effective October 1, 2006, and will remain in effect through October 1, 2011. If this reduction had been in effect for the Portfolio's fiscal year ended December 31, 2005, the Management Fees would have been 0.65% and the Total Annual Portfolio Operating Expenses would have been 0.96%.

The following replaces the corresponding fee information in the section entitled Fees and Expenses for Growth Portfolio:
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses[1]	1.00%
1A reduction in the Portfolio's management fee rate pursuant to a management fee waiver becomes effective October 1, 2006, and will remain in effect through October 1, 2011. If this reduction had been in effect for the Portfolio's fiscal year ended December 31, 2005, the Management Fees would have been 0.67% and the Total Annual Portfolio Operating Expenses would have been 0.98%.

The following replaces the corresponding fee information in the section entitled Fees and Expenses for High Income Portfolio:
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses[1]	0.95%
1A reduction in the Portfolio's management fee rate pursuant to a management fee waiver becomes effective October 1, 2006, and will remain in effect through October 1, 2011. If this reduction had been in effect for the Portfolio's fiscal year ended December 31, 2005, the Management Fees would have been 0.58% and the Total Annual Portfolio Operating Expenses would have been 0.90%.

The following replaces the corresponding fee information in the section entitled Fees and Expenses for International Growth Portfolio:
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses[1]	1.21%
1A reduction in the Portfolio's management fee rate pursuant to a management fee waiver becomes effective October 1, 2006, and will remain in effect through October 1, 2011. If this reduction had been in effect for the Portfolio's fiscal year ended December 31, 2005, the Management Fees would have been 0.82% and the Total Annual Portfolio Operating Expenses would have been 1.18%.

The following replaces the corresponding fee information in the section entitled Fees and Expenses for Limited-Term Bond Portfolio:
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses[1]	0.87%
1A reduction in the Portfolio's management fee rate pursuant to a management fee waiver becomes effective October 1, 2006, and will remain in effect through October 1, 2011. If this reduction had been in effect for the Portfolio's fiscal year ended December 31, 2005, the Management Fees would have been 0.46% and the Total Annual Portfolio Operating Expenses would have been 0.83%.

The following replaces the corresponding fee information in the section entitled Fees and Expenses for Mid Cap Growth Portfolio:
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.44%
Total Annual Portfolio Operating Expenses[1]	1.54%
1A reduction in the Portfolio's management fee rate pursuant to a management fee waiver becomes effective October 1, 2006, and will remain in effect through October 1, 2011. If this reduction had been in effect for the Portfolio's fiscal year ended December 31, 2005, the Management Fees would have been 0.83% and the Total Annual Portfolio Operating Expenses would have been 1.52%. However, WRIMCO has voluntarily agreed to waive its management fee for any day that the Portfolio's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver. For the fiscal year ended December 31, 2005, this voluntary waiver was in effect for each day the Portfolio was in operation.

The following replaces the corresponding fee information in the section entitled Fees and Expenses for Science and Technology Portfolio:
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses[1]	1.17%
1A reduction in the Portfolio's management fee rate pursuant to a management fee waiver becomes effective October 1, 2006, and will remain in effect through October 1, 2011. If this reduction had been in effect for the Portfolio's fiscal year ended December 31, 2005, the Management Fees would have been 0.83% and the Total Annual Portfolio Operating Expenses would have been 1.15%.

The following replaces the corresponding fee information in the section entitled Fees and Expenses for Small Cap Growth Portfolio:
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses[1]	1.16%
1A reduction in the Portfolio's management fee rate pursuant to a management fee waiver becomes effective October 1, 2006, and will remain in effect through October 1, 2011. If this reduction had been in effect for the Portfolio's fiscal year ended December 31, 2005, the Management Fees would have been 0.83% and the Total Annual Portfolio Operating Expenses would have been 1.14%.

The following replaces the corresponding fee information in the section entitled Fees and Expenses for Value Portfolio:
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses[1]	1.02%
1A reduction in the Portfolio's management fee rate pursuant to a management fee waiver becomes effective October 1, 2006, and will remain in effect through October 1, 2011. If this reduction had been in effect for the Portfolio's fiscal year ended December 31, 2005, the Management Fees would have been 0.69% and the Total Annual Portfolio Operating Expenses would have been 1.01%.

The following supplements the information on management fees in the section entitled Management and Other Fees:

Effective October 1, 2006 through October 1, 2011, the investment management fee rates for certain Funds are reduced pursuant to a management fee waiver as follows:

Limited-Term Bond Portfolio: 0.455% of net assets up to $500 million, 0.45% of net assets over $500 million and up to $1 billion, 0.40% of net assets over $1 billion and up to $1.5 billion, and 0.35% of net assets over $1.5 billion.

Bond Portfolio: 0.485% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion.

High Income Portfolio: 0.575% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion.

Asset Strategy Portfolio and Value Portfolio: 0.69% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Core Equity Portfolio: 0.65% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Growth Portfolio: 0.67% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

International Growth Portfolio: 0.82% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Mid Cap Growth Portfolio, Science and Technology Portfolio and Small Cap Growth Portfolio: 0.83% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.